Fair Value of Assets and Liabilities - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets, at fair value	€ 150,103		€ 130,655
Financial assets measured at fair value	51,142		41,600
Financial liabilities measured at fair value	90,641		77,942
Transfers between Level 1 and Level 2
Financial assets classified as Level 3 based on quoted price	€ 2,900		2,500
Percentage on financial asset based on unadjusted quoted price	59.90%	52.60%
Amount of risk neutral designed financial assets	€ 1,100		1,300
Remaining financial assets classified as level 3 using valuation techniques	800		1,000
Financial Liabilities classified as Level 3 based on unadjusted quoted price	700		200
Financial Liabilities designed to be fully neutral in terms of market risk	100		100
Property and equipment	3,086		3,172
Financial liabilities, class [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss	13
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets, at fair value	4,890		4,768	€ 5,387
Financial assets measured at fair value	€ 1,280		1,381
Percentage of financial assets classified as level 3	3.30%	3.60%
Financial liabilities measured at fair value	€ 1,135		490
Financial liabilities classified as Level 3	€ 1,100	€ 500
Percentage of financial liabilities classified as level 3	1.30%	0.60%
Percentage on financial asset based on unadjusted quoted price	64.60%	39.30%
Remaining financial liabilities classified as level 3 using valuation techniques	€ 300		€ 200
Percentage of valuation certainty	90.00%